Basis of preparation and going concern uncertainty	9 Months Ended
May 31, 2025
Basis of preparation and going concern uncertainty
Basis of preparation and going concern uncertainty

1. BASIS OF PRESENTATION

The accompanying unaudited pro forma combined financial statements are based on the Company’s and NVG’s historical financials as adjusted to give effect to the pro forma adjustments necessary to reflect the Acquisition. The unaudited pro forma combined statement of operations for the nine months ended May 31, 2025, and the year ended August 31, 2024, gives effect to the Acquisition of NVG as if it had occurred on September 1, 2024 and 2023, respectively and the pro forma combined balance sheet as of May 31, 2025, gives effect to the Acquisition as if it had occurred on September 1, 2024.